Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Accrued expenses and other payables
Insurance premium received on behalf of insurance company	$ 4,119	¥ 28,348	¥ 23,591
Other tax payables	634	4,365	2,489
Accrued salaries, bonus and welfare expenses	1,274	8,770	17,343
Accrued consultancy and professional fees	721	4,961	3,601
Payable for property, plant and equipment	160	1,098	1,119
Other payables	2,559	17,620	13,161
Total accrued expenses and other payables	$ 9,467	¥ 65,162	¥ 61,304